INDUSTRY SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Number of operating segments																	5
Number of industries																	3
Revenue	$ 437.6		$ 437.3		$ 396.5		$ 342.1		$ 362.2		$ 369.6		$ 348.5		$ 312.1		$ 1,614.0		$ 1,392.0		$ 1,867.0
Operating Profit																	162.9		60.3		177.7
Interest expense, net																	(25.5)	[1]	(25.9)	[1]	(23.7)	[1]
General corporate expenses	(4.5)		(7.7)		(4.5)		(6.6)		(6.3)		(4.9)		(4.5)		(6.1)		(23.3)		(21.8)		(21.0)
Income From Continuing Operations Before Income Taxes	31.9		41.2		35.2		5.8		6.4		7.4		7.1		(8.3)		114.0		12.0		132.0
Income taxes	13.1		15.5		13.1		3.0		1.7		3.4		3.0		(3.1)		45.0		5.0		48.0
Income From Continuing Operations	18.8		25.7		22.1		2.8		4.7		4.0		4.1		(5.2)		69.0		7.0		84.0
Discontinued operations	1.4	[2]	0	[2]	6.8	[2]	14.5	[2]	15.4		4.5		8.5		8.2		23.0		37.0		48.0
Net income	20.2		25.7		28.9		17.3		20.1		8.5		12.6		3.0		92.0		44.0		132.0
Identifiable Assets	2,495.0								2,380.0								2,495.0		2,380.0		2,350.2
Capital Expenditures																	243.1		125.9		154.7
Depreciation and Amortization																	107.0		105.0		101.0
Earnings from equity investments included in operating profit																	2.0		0		9.0
Gain from crop disaster relief payment																	5.0		0		0
Gain on consolidation of HS&TC																	0		5.0		0
Expenditures for real estate developments																	22		6		39
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenue	(15.8)	[3]	(2.7)	[3]	(3.6)	[3]	(4.2)	[3]	(8.2)	[3]	(3.0)	[3]	(2.8)	[3]	(2.3)	[3]	(26.3)	[3]	(16.3)	[3]	(10.7)	[3]
Other [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	14.8								12.2								14.8		12.2		15.1
Capital Expenditures																	0.3		0.3		0.8
Depreciation and Amortization																	2.2		5.1		7.2
Transportation Industry [Member]
Segment Reporting Information [Line Items]
Number of operating segments																	2
Transportation Industry [Member] | SSA Terminals, LLC [Member]
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage (in hundredths)	35.00%																35.00%
Earnings from equity investments included in operating profit																	13.0		6.0		5.0
Transportation Industry [Member] | Ocean transportation segment [Member]
Segment Reporting Information [Line Items]
Revenue	290.8		267.5		257.2		229.5		234.8		234.2		218.5		201.1		1,045.0		888.6		1,023.7
Operating Profit																	99.4	[4]	58.3	[4]	105.8	[4]
Interest expense, net																	8.2		9.0		11.6
Discontinued operations	(17.2)		(2.1)														(19.3)
Identifiable Assets	1,095.5	[5]							1,095.2	[5]							1,095.5	[5]	1,095.2	[5]	1,153.9	[5]
Capital Expenditures																	69.4		12.7		35.5
Depreciation and Amortization																	69.0		67.1		66.1
Transportation Industry [Member] | Ocean transportation segment [Member] | SSA Terminals, LLC [Member]
Segment Reporting Information [Line Items]
Earnings from equity investments included in operating profit																	12.8		6.2		5.2
Equity method investments	52.9								47.2								52.9		47.2		44.6
Transportation Industry [Member] | Logistics services segment [Member]
Segment Reporting Information [Line Items]
Revenue	97.5		92.4		88.6		77.1		82.1		82.3		80.3		76.2		355.6		320.9		436.0
Operating Profit																	7.2		6.7		18.5
Identifiable Assets	73.8								72.4								73.8		72.4		74.2
Capital Expenditures																	1.8	[6]	0.6	[6]	2.4	[6]
Depreciation and Amortization																	3.2		3.5		2.3
Transportation Industry [Member] | Less amounts reported in discontinued operations [Member]
Segment Reporting Information [Line Items]
Revenue	(22.8)	[2]	(5.7)	[2]	0	[2]	0	[2]									(28.5)	[7]	0	[7]	0	[7]
Operating Profit																	19.3	[7]	0	[7]	0	[7]
Real Estate Industry [Member]
Segment Reporting Information [Line Items]
Number of operating segments																	2
Real Estate Industry [Member] | Leasing segment [Member]
Segment Reporting Information [Line Items]
Revenue	23.2		24.4		23.2		23.6		24.9		25.2		25.9		27.2		94.4		103.2		107.8
Operating Profit																	35.3		43.2		47.8
Identifiable Assets	739.4								627.4								739.4		627.4		590.2
Capital Expenditures																	164.7	[8]	108.8	[8]	100.2	[8]
Depreciation and Amortization																	20.0	[7]	17.5	[7]	13.4	[7]
Real Estate Industry [Member] | Sales segment [Member]
Segment Reporting Information [Line Items]
Revenue	49.5		4.3		22.0		60.3		64.2		14.9		21.3		25.2		136.1		125.6		350.2
Operating Profit																	50.1	[4]	39.1	[4]	95.6	[4]
Identifiable Assets	420.8	[5]							415.6	[5]							420.8	[5]	415.6	[5]	344.6	[5]
Capital Expenditures																	0.1	[9]	0.1	[9]	0.6	[9]
Depreciation and Amortization																	0.2		0.3		0.2
Earnings from equity investments included in operating profit																	2.0				9.0
Equity method investments	274.8								193.3								274.8		193.3		162.1
Expenditures for real estate developments																	22		6		39
Real Estate Industry [Member] | Less amounts reported in discontinued operations [Member]
Segment Reporting Information [Line Items]
Revenue	(44.3)	[2]	(3.3)	[2]	(20.7)	[2]	(58.4)	[2]	(63.2)	[2]	(16.5)	[2]	(23.9)	[2]	(33.0)	[2]	(126.7)	[7]	(136.6)	[7]	(164.6)	[7]
Operating Profit																	(54.5)	[7]	(59.2)	[7]	(77.1)	[7]
Agribusiness Industry [Member]
Segment Reporting Information [Line Items]
Number of operating segments																	1
Revenue	59.5	[10]	60.4	[10]	29.8	[10]	14.2	[10]	27.6	[11]	32.5	[11]	29.2	[11]	17.7	[11]	163.9		107.0		124.3
Operating Profit																	6.1	[12]	(27.8)	[12]	(12.9)	[12]
Identifiable Assets	150.3								156.8								150.3		156.8		172.2
Capital Expenditures																	6.8		3.4		15.2
Depreciation and Amortization																	12.7		11.9		11.5
Gain from crop disaster relief payment	4.9																4.9
Gain on consolidation of HS&TC									$ 5.4										$ 5.4

[1]	Includes Ocean Transportation interest expense of $8.2 million for 2010, $9.0 million for 2009, and $11.6 million for 2008. Substantially all other interest expense was at the parent company.
[2]	See Note 2 for discussion of discontinued operations.
[3]	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
[4]	The Ocean Transportation segment includes approximately $12.8 million, $6.2 million, and $5.2 million of equity in earnings from its investment in SSAT for 2010, 2009, and 2008, respectively. Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $19.3 million in 2010. The Real Estate Sales segment includes approximately $2.0 million and $9.0 million in equity in earnings from its various real estate joint ventures for 2010 and 2008, respectively. Equity in earnings from joint ventures in 2009 was negligible.
[5]	The Ocean Transportation segment includes approximately $52.9 million, $47.2 million, and $44.6 million related to its investment in SSAT as of December 31, 2010, 2009, and 2008, respectively. The Real Estate Sales segment includes approximately $274.8 million, $193.3 million, and $162.1 million related to its investment in various real estate joint ventures as of December 31, 2010, 2009, and 2008, respectively.
[6]	Excludes expenditures related to Matson Integrated Logistics' acquisitions, which are classified as acquisition of businesses in Cash Flows from Investing Activities within the Consolidated Statements of Cash Flows.
[7]	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.
[8]	Represents gross capital additions to the leasing portfolio, including gross tax-deferred property purchases that are reflected as non-cash transactions in the Consolidated Statements of Cash Flows.
[9]	Excludes expenditures for real estate developments held for sale which are classified as Cash Flows from Operating Activities within the Consolidated Statements of Cash Flows. Operating cash flows for expenditures related to real estate developments were $22 million, $6 million, and $39 million for 2010, 2009, and 2008, respectively.
[10]	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
[11]	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.
[12]	Includes a $4.9 million gain in 2010 related to a crop disaster relief payment for drought experienced in prior years and a $5.4 million gain recorded upon consolidation of HS&TC in 2009.